Nature of Operations and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of the reconciliation of cash and cash equivalents and restricted cash
Successor
March 31, 2022
Cash and cash equivalents	$1,864
Restricted cash	1,678
Total cash and cash equivalents and restricted cash	$3,542

Successor
December 31, 2021
Cash and cash equivalents	$7,240
Restricted cash	1,817
Total cash and cash equivalents and restricted cash	$9,057

Schedule of property and equipment is stated at cost, net of accumulated depreciation and impairment losses
Land Improvements	5 Years
Buildings and Improvements	10 – 39 Years
Furniture and Fixtures	1 – 7 Years
Computer Equipment and Software	2 – 3 Years
Vehicles	3 – 8 Years
Production and Processing Equipment	1 – 7 Years
Controls	3 – 14 Years
Leasehold Improvements	Shorter of 10 Years or Lease term

Land Improvements	5 Years
Buildings and Improvements	10 – 39 Years
Furniture and Fixtures	1 – 7 Years
Computer Equipment and Software	2 – 3 Years
Vehicles	3 – 8 Years
Production and Processing Equipment	1 – 7 Years
Controls	3 – 14 Years
Leasehold Improvements	Shorter of 10 Years or Lease term

Schedule of revenues or accounts receivable
	Accounts Receivable As of		Revenue For the Periods Ended
	Successor	Successor	Successor	Predecessor
	March 31, 2022	December 31, 2021	March 31, 2022	March 31, 2021
Customer A	16%	25%	17%	28%
Customer B	22%	20%	15%	17%
Customer C	12%	16%	*	16%
Customer D	*	*	*	10%
Customer F	14%	17%	13%	14%

	Accounts Receivable			Revenue
	As of			For the Periods Ended
	December 31, 2021	November 26, 2021	December 31, 2020	December 31, 2021	November 26, 2021	December 31, 2020
Customer A	25%	54%	24%	28%	27%	30%
Customer B	20%	*	29%	16%	17%	18%
Customer C	*	*	*	10%	*	*
Customer D	16%	*	18%	14%	15%	17%
Customer E	*	12%	12%	10%	10%	11%
Customer F	17%	*	*	14%	15%	13%